Long-term provisions (Details) R in Millions	12 Months Ended
Jun. 30, 2025 ZAR (R)
Provisions
Balance at beginning of year	R 17,218
Capitalised to property, plant and equipment	264
Reduction in rehabilitation provision capitalised	(212)
Per the income statement	(2,807)
additional provisions and changes to existing provisions	(3,195)
reversal of unutilised amounts	(18)
effect of change in discount rate	406
Notional interest	1,167
Utilised during year (cash flow)	(769)
Translation of foreign operations	(3)
Foreign exchange differences recognised in income statement	(221)
Balance at end of year	14,637
Environmental
Provisions
Balance at beginning of year	16,524
Capitalised to property, plant and equipment	264
Reduction in rehabilitation provision capitalised	(212)
Per the income statement	(2,769)
additional provisions and changes to existing provisions	(3,167)
reversal of unutilised amounts	(7)
effect of change in discount rate	405
Notional interest	1,161
Utilised during year (cash flow)	(629)
Translation of foreign operations	(7)
Foreign exchange differences recognised in income statement	(220)
Balance at end of year	14,112
Other
Provisions
Balance at beginning of year	694
Per the income statement	(38)
additional provisions and changes to existing provisions	(28)
reversal of unutilised amounts	(11)
effect of change in discount rate	1
Notional interest	6
Utilised during year (cash flow)	(140)
Translation of foreign operations	4
Foreign exchange differences recognised in income statement	(1)
Balance at end of year	R 525